Long-term debt	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Long-term debt
5. Long-term debt

	As at December 31
	2022	2021

Syndicated credit facility	$105.0	$321.5

Senior unsecured notes - 2022
11.95% $127.6 million, maturing July 27, 2027	127.6	-

PROP limited recourse loan - 10.50%	-	16.0

Senior secured notes – 2008 Notes - 9.37%	-	4.7
Senior secured notes – 2010 Q1 Notes - 8.82%	-	11.3
Senior secured notes – 2010 Q4 Notes - 7.91%	-	24.7
Senior secured notes – 2011 Notes - 7.76%	-	14.2
Total	232.6	392.4
Deferred interest	-	1.3
Unamortized discount of senior unsecured notes	(2.3)	-
Deferred financing costs	(5.0)	(2.7)
Total long-term debt	$225.3	$391.0

Current portion	$-	$391.0
Non-current portion	$225.3	$-
At December 31, 2021, the
term-out
date of the syndicated credit facility was within one year of the balance sheet date, which resulted in the outstanding amount being presented as a current liability.
In July 2022, the Company completed a refinancing and issued five-year senior unsecured notes for an aggregate principal amount of $127.6 million (the “New Notes) as well as entered into new syndicated credit facilities with borrowing capacity of $205.0 million (the “New Credit Facilities“). The Company used the net proceeds from the New Notes, together with initial draws on the New Credit Facilities, to repay all of our existing senior secured notes due November 30, 2022, repay the outstanding balances under our existing credit facilities due November 30, 2022, and repay the PROP limited recourse loan due on December 31, 2022.
The New Credit Facilities were entered into with a group of lenders providing the Company with a $175.0 million revolving credit facility and a $30.0 million non-revolving
term loan. The revolving credit facility is subject to a semi-annual borrowing base redetermination typically in May and November of each year and currently has a revolving period to July 27, 2023 and a term
-
out
period
of July 27, 2024. The
non-revolving
term loan was subsequently repaid in September 2022 and is no longer available. As part of the New Credit Facilities, the Company has continued to agree to grant floating charge security over all of our properties in favour of lenders within our banking syndicate.
The senior unsecured notes

have an interest rate of 11.95 percent and mature on July 27, 2027 and were issued at a price of $980.00 per $1,000.00 principal amount resulting in aggregate gross proceeds of $125.0 million.
The senior unsecured notes

are direct senior unsecured obligations of Obsidian Energy ranking equal with all other present and future senior unsecured indebtedness of the Company. As part of the terms of the senior unsecured notes
, the Company is required to provide a repurchase offer (the “Repurchase Offer”), which can be exercised at the option of the noteholders, to an aggregate amount of $63.8 million. The Repurchase Offer is based on free cash flow available, as defined in the senior unsecured notes
agreement (EBITDA less both capital expenditures and decommissioning expenditures), whereby 75 percent of free cash flow is required to be offered towards redeeming a portion of the senior unsecured notes
on or before July 27, 2024, and

50 percent of free cash flow thereafter. The Repurchase Offer is in cash at a price equal to 103 percent of the principal amount of the senior unsecured notes
to be redeemed plus accrued and unpaid interest. The redemption dates are semi-annual based on free cash flow for the six months ended June 30 (typically offered in August) and based on free cash flow for the six months ended December 31 (typically offered in March). Minimum available liquidity thresholds under the Company’s New Credit Facilities are also required to be met in order to proceed with a Repurchase Offer.
The free cash flow available for a Repurchase Offer for the six months ended December 31, 2022 was $33.0 million, however the Company does not meet the minimum liquidity threshold under our syndicated credit facility thus a Repurchase Offer will not be made for this period.
At December 31, 2022, letters of credit totaling $5.1 million were outstanding (December 31, 2021 – $5.0 million) that reduce the amount otherwise available to be drawn on the New Credit Facilities.
Financing expense consists of the following:

	Year ended December 31
	2022	2021

Interest	$26.8	$27.1
Interest on PROP limited recourse loan	1.7	0.2
Advisor fees	0.6	2.7
Accretion on decommissioning liability	11.6	5.8
Accretion on office lease provision	1.4	1.9
Accretion on other non-current liability	0.3	0.3
Accretion on discount of senior unsecured notes	0.2	-
Accretion on lease liabilities	0.6	0.6
Deferred financing costs	2.5	5.5
Debt modification	(0.8)	1.3
Financing	$44.9	$45.4